Earnings (Loss) Per Share - Computation of Basic and Diluted Net Income (Loss) Per Share Attribute to Ordinary Shareholders (Details)
¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands
	12 Months Ended
	Feb. 28, 2018 CNY (¥) ¥ / shares shares	Feb. 28, 2018 USD ($) $ / shares shares	Feb. 28, 2017 CNY (¥) ¥ / shares shares	Feb. 29, 2016 CNY (¥) ¥ / shares shares
Earnings Per Share [Abstract]
Net income (loss) attributable to Four Seasons Education (Cayman) Inc.	¥ 44,373	$ 7,012	¥ 17,666	¥ (30,976)
Less: Amounts allocated to convertible redeemable preferred shares for participating rights to dividends	7,768	1,228	4,058
Net income (loss) attributable to ordinary shareholders – basic and diluted	¥ 36,605	$ 5,784	¥ 13,608	¥ (30,976)
Weighted average number of ordinary shares outstanding – basic	17,057,056	17,057,056	14,000,000	14,000,000
Plus: share options	1,467,588	1,467,588	470,129
Weighted average number of ordinary shares outstanding – diluted	18,524,644	18,524,644	14,470,129	14,000,000
Basic net income (loss) per share | (per share)	¥ 2.15	$ 0.34	¥ 0.97	¥ (2.21)
Diluted net income (loss) per share | (per share)	¥ 1.98	$ 0.31	¥ 0.94	¥ (2.21)